STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NEW YORK 10038-4982

December 30, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:       Advantage Funds, Inc.
(Registration Nos: 33-510661 and 811-7123)

Ladies and Gentlemen:

On behalf of Advantage Funds, Inc. (the "Company"), pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, we transmit herewith for filing with the Securities and Exchange Commission (the "Commission") Post-Effective Amendment No. 114 (the "Amendment") to the Company's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in connection with changes to the investment strategies of three existing series of the Company – Dreyfus Global Absolute Return Fund, Dreyfus Global Real Return Fund and Dynamic Total Return Fund (formerly Global Alpha Fund) (each, a "fund").

The prospectus for Dreyfus Global Real Return Fund included in the Amendment is marked to show changes from the fund's prospectus dated July 1, 2013, the prospectuses for Dreyfus Global Absolute  Return Fund and Dynamic Total Return Fund included in the Amendment are marked to show changes from the currently effective prospectuses and the statement of additional information (the "SAI") included in the Amendment is marked to show changes from the SAI for the funds, as revised, dated July 1, 2013 and filed with the Commission on July 2, 2013 pursuant to Rule 497 under the Securities Act.

Dreyfus Global Absolute Return Fund.  The fund continues to pursue its investment objective—total return—by using a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle, typically a period of several years.  The fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The fund may invest in instruments that provide economic exposure to developed and, to a limited extent, emerging market issuers.  The fund may invest up to 30% of its net assets in emerging market issuers.  The fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options, forward contracts, swap agreements or exchange-traded funds (ETFs), and normally will use economic leverage as part of its investment strategy.  The fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income, as well as hold cash.  The fund's portfolio managers seek to deliver value added excess returns ("alpha") by applying a systematic investment process that seeks to exploit relative misvaluation opportunities across and within equity, bond and currency markets.

Dreyfus Global Real Return Fund.  The fund continues to pursue its investment objective—total return—by using an actively-managed multi-asset strategy to produce absolute or real returns with less volatility than major equity markets over a complete market cycle, typically a period of five years.  The fund is not managed to a benchmark index.  Rather than managing to track a benchmark index, the fund seeks to provide returns that are largely independent of market moves.

The fund allocates its investments among global equities, bonds and cash, and, generally to a lesser extent, other asset classes, including real estate, commodities, currencies and alternative or non-traditional asset classes and strategies.  The fund obtains investment exposure to these asset classes by investing in securities and through derivative instruments.  The fund's investments will be focused globally among the developed and emerging capital markets of the world.  The portfolio managers have considerable latitude in allocating the fund's investments and in selecting securities and derivative instruments to implement the fund's investment approach, although the fund must invest at least 10% of the value of its total assets in equity securities and at least 10% of the value of its total assets in fixed-income securities.

The fund's portfolio managers combine a top-down approach, emphasizing economic trends and current investment themes on a global basis, with bottom-up security selection based on fundamental research to allocate the fund's investments among and within asset classes.  In choosing investments, the portfolio managers consider:  key trends in global economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as changing demographics, the impact of new technologies and the globalization of industries and brands; relative valuations of equity securities, bonds and cash; long-term trends in currency movements; and company fundamentals.  Within markets and sectors determined to be attractive in absolute terms, the fund's portfolio managers seek what are believed to be attractively priced companies that possess a sustainable competitive advantage in their market or sector and invest in such companies across their capital structures.

Dynamic Total Return Fund.  The fund continues to pursue its investment objective—total return—by normally investing in instruments that provide investment exposure to global equity, bond, currency and commodity markets, and in fixed-income securities.  The fund may invest in instruments that provide economic exposure to developed and, to a limited extent, emerging market issuers.  The fund may invest up to 30% of its net assets in emerging market issuers and considers emerging market countries to be those included in the Morgan Stanley Capital International Emerging Markets Index.  The fund will seek to achieve investment exposure to global equity, bond, currency and commodity markets primarily through long and short positions in futures, options, forward contracts, swap agreements or ETFs, and normally will use economic leverage as part of its investment strategy.  The fund also may invest directly in equity securities, principally common stocks, to provide exposure to equity markets and in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income, as well as hold cash.  The fund's portfolio managers apply a systematic, analytical investment approach designed to identify and exploit relative misvaluation opportunities across and within global capital markets.  Active investment decisions to dynamically shift between long or short positions in individual country, equity, bond, currency and commodity markets, as well as allocations to cash, are driven by this systematic investment process and seek to capitalize on opportunities within and among the capital markets of the world.

The Company intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file certain exhibits, including the consent of the Company's independent registered public accounting firm, and to make certain other revisions.  The Company's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.5698, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson

cc:        Janna Manes

December 30, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:       Advantage Funds, Inc.
(Registration Nos: 33-510661 and 811-7123)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant, on behalf of Dreyfus Global Absolute Return Fund, Dreyfus Global Real Return Fund and Dynamic Total Return Bond Fund, acknowledges the following:

•         the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•         Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•         the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

ADVANTAGE Funds, Inc.

By:  /s/  Jeff Prusnofsky

        Jeff Prusnofsky

        Vice President